Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to operate profitably, to generate cash flows from operations, and its ability to attract investors and to borrow funds on reasonable economic terms.

Principles of consolidation	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE in which the Company, through its WFOE, has a controlling financial interest, and the VIE’s subsidiaries.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its WFOE, through contractual arrangements, is fully and exclusively responsible for the management of the entity, absorbs all risk of losses of the entity (excluding non-controlling interests), receives the benefits of the entity that could be significant to the entity (excluding non-controlling interests), and has the exclusive right to exercise all voting rights of the entity, and therefore the Company or its WFOE is the primary beneficiary of the entity for accounting purposes. However, the contractual arrangements with the VIE and its shareholders may not be as effective as equity ownership in providing operational control.

All intercompany transactions and balances among the Company, its subsidiaries, the VIE, and the VIE’s subsidiaries have been eliminated upon consolidation.

Use of estimates	Use of estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for doubtful accounts, net realizable value of inventories, depreciable lives and recoverability of property and equipment, the realization of deferred income tax assets and other equity investments, transaction price allocation between software income and maintenance service income. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Cash and cash equivalents	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, the Group’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use.

Restricted cash	Restricted cash Restricted cash represented a time deposit pledged for bank loan facilities within one-year maturities.
Accounts receivable, net	Accounts receivable, net

Accounts receivable, net are stated at the original amount less an allowance for doubtful accounts. Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. The Group reviews the accounts receivable on a periodic basis and makes specific allowances when there is doubt as to the collectability of individual balances. The Group considers many factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history, credit-worthiness and other specific circumstances related to the accounts. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Contract costs	Contract costs

Contract costs represented the costs directly related to a contract with a customer including labor costs and direct materials used in fulfilling the contract and other allocations of costs that relate directly to the contract or to contract activities. The contract costs are determined principally by the specific identification method, and recognize as cost of revenues on a systematic basis that is consistent with the transfer to the customer of the related services.

Inventories	Inventories

Inventories, primarily consisting of robot, displayer, server and software, are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the specific identification method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand. There was nil, nil and $154,664 of inventory write-down for the year ended December 31, 2020, 2021 and 2022.

Property and equipment, net	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	5 years
Office equipment	5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of (loss)/income.

Intangible assets, net	Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful lives
Software	5 years

Impairment of long-lived assets	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. There was no impairment of long-lived assets for the years ended December 31, 2020, 2021 and 2022.

Long-term investments	Long-term investments

For an investee over which the Group holds less than 20% voting interest and has no ability to exercise significant influence, the investments are accounted for under the cost method.

For an investee over which the Group has the ability to exercise significant influence, but does not own a majority equity interest or otherwise control, the Group accounted for those using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as share of losses of equity method investments in the consolidated statements of comprehensive (loss)/income.

The process of assessing and determining whether impairment on an investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other than temporary, management considers whether it has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to the period end, and forecasted performance of the investee. As of December 31, 2020, 2021 and 2022, management believes no impairment charge is necessary.

Fair value measurement	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

(a)	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

(b)	Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.

(c)	Level 3 — Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, accounts receivable, amounts due from related parties, other receivables included in prepayments and other current assets, equity investment, short-term borrowings, accounts payable, amounts due to related parties, other payables included in accrued expenses and other current liabilities. The Group’s non-financial assets, such as property and equipment as well as intangible assets, would be measured at fair value only if they were determined to be impaired.

Commitments and contingencies	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Revenue recognition	Revenue recognition

The Group’s revenues are mainly generated from (1) sale of software products; (2) sale of hardware products; (3) technology development services; (4) maintenance and support service, and (5) sale of cloud platform products, etc.

The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by Value Added Tax (“VAT”). To achieve the core principle of this standard, we applied the following five steps:

1.	Identification of the contract, or contracts, with the customer;

2.	Identification of the performance obligations in the contract;

3.	Determination of the transaction price;

4.	Allocation of the transaction price to the performance obligations in the contract; and

5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

The Group enters into two major kinds of revenue arrangements with customers. The first kind of contract can include various combinations of software products, hardware products and maintenance and support service which are generally distinct and accounted for as separate performance obligations. The other kind of contract is sale of cloud platform products, which include software products and cloud platform service as two separate performance obligations. As a result, the Group’s contracts may contain multiple performance obligations. The Group determines whether arrangements are distinct based on whether the customer can benefit from the product or service on its own or together with other resources that are readily available and whether our commitment to transfer the product or service to the customer is separately identifiable from other obligations in the contract.

Sale of software products

The Group’s software products sold to customers comprising customized software products for specific needs. The software products sold by the Group are intended to provide the customer with full control of software, which means that revenues from the sale of such products are recognized at the point-in-time at which the control over the products is transferred to the customer upon the acceptance. Typically, the software delivery period is less than six months from the date of signing the contract. Payments are made by the customers in multiple instalments according to the payment schedule determined in the contract.

Sale of hardware products

Hardware products sold to customers comprising the hardware designed for specific needs. Revenue is recognized at the point-in-time when the customer is able to use and benefit from the hardware products, which is generally upon delivery to the customer.

Technology development services

The technology development service provided to customers comprises customized technology development services for specific needs. Revenue is recognized at the point-in-time when the service is completed and the customer can benefit from it upon acceptance. Payments are made by the customers in multiple installments according to the payment schedule determined in the contract.

Maintenance and support service

Maintenance and support (“M&S”) service is provided for software products contracts and consists of unspecified future software updates, upgrades, and enhancements as well as technical product support services, and the provision of unspecified updates and upgrades on a when-and-if-available basis. Maintenance and support services are renewable, generally on an annual basis, at the option of the customer. Maintenance represents stand-ready obligations for which revenue is recognized ratably over the term of the arrangement.

Sale of cloud platform products

Cloud platform products sold to customers comprising software products uploaded in the cloud platform. The Group does not provide any cancellation and refund provisions to customers. Pursuant to contract terms, customers can benefit from the software products and cloud platform from each on its own, meanwhile the Group fulfils its promise by transferring software products and cloud platform services independently. Therefore, the software products and the cloud platform services are distinct performance obligations. The transaction prices for two performance obligations were determined separately in the contract, which also reflects their stand-alone selling price (“SSP”) respectively. Since customers continuously consume the benefits from both software products and cloud platform, the Group recognizes revenue from sale of cloud platform products over time when the Group provides the customer a right to access the Group’s intellectual property throughout the service period. The timing and pattern of transfer the right to access software products and cloud platform is the same. The service period is usually 1 year and customer made quarterly payment after usage.

Contracts with multiple performance obligations

Most contracts with customers contain multiple performance obligations that are distinct and are accounted for separately. The transaction price is allocated to the separate performance obligations on a relative SSP basis. The Group determines SSP for all performance obligations using observable inputs, such as standalone sales and historical contract pricing. SSP is consistent with the Group’s overall pricing objectives, taking into consideration the type of software products, maintenance and support services, and professional services purchased by the customer. SSP also reflects the amount the Group would charge for that performance obligation if it were sold separately in a standalone sale, and the price the Group would sell to similar customers in similar circumstances.

The following table disaggregates the Group’s revenue for the year ended December 31, 2020, 2021 and 2022:

	For the years ended December 31,
	2020	2021	2022
By revenue type
Sale of software products	$5,098,730	$14,878,256	$3,547,113
Sale of hardware products	415,723	75,011	46,295
Technology development service	6,404,394	9,246,992	16,419,889
M&S service	1,937,887	2,772,795	2,429,526
Sale of cloud platform products	-	5,550,959	25,742,135
Total	$13,856,734	$32,524,013	$48,184,958

Remaining performance obligations

Remaining performance obligations represent the transaction price of orders meeting the definition of a contract in the new revenue standard for which work has not been performed or has been partially performed and excludes unexercised contract options. The Company has elected to apply the practical expedient, which allows companies to exclude remaining performance obligations with an original expected duration of one year or less. The aggregate amount of the transaction price allocated to remaining performance obligations for such contracts with a duration of more than one year was approximately $4,176,929 at December 31, 2022. The Company expects to recognize revenue on approximately $4,129,513 and $47,416 of the remaining performance obligations over the next 12 and 24 months, respectively.

Contract balances

When the Group begins to deliver the products or services pursuant to the performance obligations in the contract, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. The contract assets consist of accounts receivable and contract costs. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract costs are deferred for the contract preparation and will be recognized as cost of revenues when goods or services are transferred to customers. During the years ended December 31, 2020, 2021 and 2022, the Group recognized $7,228,046, $10,885,731 and $17,379,144 of contract costs as cost of revenues.

The contract liabilities consist of deferred revenue, which represent the billings or cash received for services in advance of revenue recognition and is recognized as revenue when all of the Group’s revenue recognition criteria are met. The Group’s deferred revenue amounted to $2,953,238 and $2,553,808 as of December 31, 2021 and 2022, respectively. During the years ended December 31, 2020, 2021 and 2022, the Group recognized $1,201,576, $900,686 and $1,545,866 revenue that was included in deferred revenue balance at January 1, 2020,2021 and 2022, respectively.

Cost of revenues	Cost of revenues Cost of revenues consists primarily of (i) purchased software, (ii) payroll, (iii) cloud hosting service fees, and (iv) depreciation and other costs related to the business operation.
Research and development expenses	Research and development expenses

Research and development costs are expensed as incurred in accordance with ASC 730. Software development costs required to be capitalized under ASC 985-20. The Company determined that technology feasibility for the software product is not reached. There is no software development costs capitalized for the years ended December 31, 2020, 2021 and 2022. Research and development expenses consist primarily of (i) Software development costs, (ii) payroll and related expenses for research and development professionals, and (iii) depreciation and rental related to technology and development functions. Research and development expenses are expensed as incurred.

Selling and marketing expenses	Selling and marketing expenses

Selling and marketing expenses mainly consist of (i) staff cost, rental and depreciation related to selling and marketing functions, and (ii) advertising costs and market promotion expenses. Advertising costs, which consist primarily of online advertisements, are expensed as incurred.

General and administrative expenses	General and administrative expenses

General and administrative expenses mainly consist of (i) staff cost, rental and depreciation related to general and administrative personnel, (ii) professional service fees, and (iii) other corporate expenses.

Government grants	Government grants

Government grant is recognized when there is reasonable assurance that the Group will comply with the conditions attached to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Group with no future related costs or obligation is recognized in the Group’s consolidated statements of comprehensive (loss)/income when the grant becomes receivable. The Group recognized government grants $1,699,231, $853,011 and $216,893 in other income, net for the years ended December 31, 2020, 2021 and 2022, respectively.

Employee benefits	Employee benefits

The Group’s subsidiaries and VIE and the VIE’s subsidiary in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution.

Leases	Leases

On January 1, 2020, the Group adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assess whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Group recognizes operating lease expenses on a straight-line basis over the lease term.

Operating lease right-of-use of assets

The right-of-use of asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Operating lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise.

Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Income taxes	Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($14,537). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended December 31, 2020, 2021 and 2022, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Value added tax (“VAT”)	Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from sales of products, facilitation services and platform services. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

The VAT rate is 13% for taxpayers selling consumer products. For revenue generated from services, the VAT rate is 6% depending on whether the entity is a general tax payer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

Foreign currency translation	Foreign currency translation

The consolidated financial statements are presented in United States dollars (“USD’’ or “$’’). The functional currency of certain of PRC subsidiaries is the Renminbi (“RMB’’).

Assets and liabilities are translated at the exchange rates as of balance sheet date. Income and expenditures are translated at the average exchange rate of the reporting period. Capital accounts of the consolidated financial statements are translated into USD from RMB at their historical exchange rates when the capital transactions occurred. Transaction gains and losses are recorded in foreign currency exchange gain/(loss) in the consolidated statements of operations and comprehensive (loss)/income. The rates are obtained from H.10 statistical release of the U.S. Federal Reserve Board.

	As of December 31,
	2021	2022
Period end RMB: USD exchange rate	6.3726	6.8972

	For the years ended December 31,
	2020	2021	2022
Average RMB: USD exchange rate	6.9042	6.4508	6.7290

Non-controlling interest	Non-controlling interest

For the Group’s majority-owned subsidiaries of VIE, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group’s consolidated net (loss)/income on the consolidated statements of operation and comprehensive (loss)/income includes the net (loss)/income attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests in the Group’s consolidated balance sheets.

Statutory reserves	Statutory reserves

In accordance with the PRC Company Laws, the Group’s PRC subsidiaries, VIE and the VIE’s subsidiary must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

As of December 31, 2022, none of the Group’s PRC subsidiaries and VIE entities had a general reserve that reached the 50% of their registered capital threshold. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Therefore, no appropriations from after tax profits were recognized for the years ended December 31, 2021 and 2022.

(Loss)/Earnings per share	(Loss)/Earnings per share

Basic (loss)/earnings per share is computed by dividing net (loss)/earnings attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net (loss)/income is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic loss per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted earnings per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

Segment reporting	Segment reporting

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”) identified as the Group’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets are substantially located in the PRC, no geographical segments are presented.

Risks and uncertainties	Risks and uncertainties

After the initial outbreak of a novel strain of coronavirus (“COVID-19”), from time to time, some instances of COVID-19 infections have emerged in various regions of China, including infections caused by Omicron variants in early 2022. A wave of infections caused by the Omicron variants emerged in Shanghai in early 2022, and a series of restrictions and quarantines were implemented to contain the spread. The COVID-19 outbreak in China made adverse impact on the Group’s financial condition and results of operations. However, in December 2022, Chinese government declared to treat COVID-19 as Category B disease, and authorities dropped quarantine measures against people infected with COVID-19 and stopped designating high-risk and low-risk areas. Hence, the management believed that the adverse impact due to the pandemic was temporary.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

Recent accounting pronouncements	Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Group does not opt out of extended transition period for complying with any new or revised financial accounting standards. Therefore, the Group’s financial statements may not be comparable to companies that comply with public company effective dates.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326)”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2020-04, ASU 2020-05, ASU 2020-10, ASU 2020-11 and ASU 2021-02 to provide additional guidance on the credit losses standard. For all other entities, the amendments for ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. Adoption of the ASUs is on a modified retrospective basis. The Group will adopt ASU 2016-13 from January 1, 2023. The Group considers the effect of adoption of this ASU was immaterial.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.